SUPPLEMENTAL CASH FLOW INFORMATION (Non-Cash Transactions) (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Oct. 31, 2013	Apr. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2012
Construction in Progress Expenditures Incurred but Not yet Paid	$ 5,138,000	$ 4,995,000	$ 4,813,000
Net Cost Of Removal Of Interim Retirements	12,128,000	25,182,000	35,983,000
Change In Capital Lease Obligations	1,107,000	9,039,000	11,967,000
Asset Retirement Obligation, Liabilities Incurred	4,117,000	8,064,000	789,000
Unsecured Debt [Member]
Debt face amount							150,000,000	91,000,000	150,000,000
Debt extinguishment			193,000,000	91,000,000
Unsecured Debt [Member] | Variable Rate Bonds [Member]
Debt face amount		100,000,000
Unsecured Debt [Member] | Pima County IDB [Member]
Debt extinguishment			16,000,000
Unsecured Debt [Member] | Apache County IDB [Member]
Debt extinguishment			177,000,000
Springerville Unit One Lease [Member]
Increase in Utility Plant under Capital Lease					55,000,000
Increase in Capital Lease Obligation					55,000,000
Springerville Coal Handling Facilities Lease [Member]
Increase in Utility Plant under Capital Lease						109,000,000
Increase in Capital Lease Obligation						$ 109,000,000